Investment properties (Details Narrative) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Description of fair value measurements of investment properties	For the next 5 years, an average ARS / USD exchange rate with an upward trend was considered, starting at ARS 479.4 (corresponding to the year ended June 30, 2024) and arriving at ARS 2,118.2 in 2029. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 144.3% (corresponding to the year ended June 30, 2024) and stabilizes at 8.0% after 5 years	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 163.65 (corresponding to the year ended June 30, 2023) and arriving at ARS 622.06 in 2028. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 70.9% (corresponding to the year ended June 30, 2023) and stabilizes at 8.0% after 5 years	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 116.94 (corresponding to the year ended June 30, 2022) and arriving at ARS 376.56 in 2027. In the long term, a nominal devaluation rate of 27.5% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.1% (corresponding to the year ended June 30, 2022) and stabilizes at 30.0% after 5 years
Net realized gain from fair value in investment	$ 9,513,000,000	$ 1,641,000,000	$ 23,493,000,000	$ 1,152,000,000
Proceeds from sale of property	$ 22,644,000,000	56,001,000,000	65,523,000,000
IRSA [Member]
Statement [Line Items]
Description of developement area property	IRSA agreed to give in 50.8 hectares for public use, which represents approximately 71% of the total area of the property to the development of public green spaces and will contribute with three additional lots of the property, two for the Sustainable Urban Development Fund (FODUS) and one for the Innovation Trust, Science and Technology of the Government of the Autonomous City of Buenos Aires, and the sum of USD 2 million in cash and the amount of 3,000,000 sovereign bonds			485
Description of infrastructure	the public space works contributing up to USD 40 million together with the maintenance of the public spaces assigned for 10 years or until the sum of USD 10 million is completed
Libertador 498 building [Member]
Statement [Line Items]
Net realized gain from fair value in investment		498,000,000
Proceeds from sale of property		224,000,000
200 Della Paolera [Member]
Statement [Line Items]
Net realized gain from fair value in investment		11,685,000,000
Proceeds from sale of property	$ 504,000,000	11,685,000,000	5,892,000,000	$ 17,151,000,000
Torre Boston [Member]
Statement [Line Items]
Change in fair value realized from sale			5,501,000,000
Proceeds from sale of property			3,785,000,000
Bouchard 710 [Member]
Statement [Line Items]
Change in fair value realized from sale			1,662,000,000	43,756,000,000
Proceeds from sale of property			54,000,000	$ 20,640,000,000
Garages In Bouchard 557 [Member]
Statement [Line Items]
Proceeds from sale of property			121,000,000
Casona Hudson [Member]
Statement [Line Items]
Net realized gain from fair value in investment		20,508,000,000	50,646,000,000
Proceeds from sale of property		222,000,000	261,000,000
Merlo Land [Member]
Statement [Line Items]
Proceeds from sale of property		47,000,000	226,000,000
Mariano Acosta Land [Member]
Statement [Line Items]
Proceeds from sale of property		54,000,000	216,000,000
Libertador building [Member]
Statement [Line Items]
Net realized gain from fair value in investment	421,000,000
Proceeds from sale of property	$ 83,000,000	185,000,000	468,000,000
Rep?blica building [Member]
Statement [Line Items]
Proceeds from sale of property		$ 14,069,000,000	$ 32,324,000,000